SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Number of options, beginning balance	21,146	9,480	9,752
Weighted average exercise price,beginning balance	$ 53.04	$ 78.05	$ 75.00
Cancelled		(2,083)	(272)
Weighted average exercise price, cancelled		$ 69.38	$ 94.80
Granted	833	13,749	0
Weighted average exercise price, granted		$ 42.04
Number of options, ending balance	20,313	21,146	9,480
Weighted average exercise price, ending balance	$ 54.96	$ 53.04	$ 78.05
Exercisable	20,313	20,833
Weighted average exercise price, exercisable	$ 54.96	$ 53.68
Cancelled		(2,083)
Weighted average exercise price, cancelled	$ 42.62	$ 69.38
Granted	(833)	(13,749)	0